Consolidated Statements of Comprehensive Income / (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Comprehensive Income/(Loss)
Net income / (loss)	$ (3,241,518)	$ 80,014	$ 259,803
Other Comprehensive income:
Reclassification of realized losses associated with capitalized interest to the Consolidated Statement of Operations (Note 10)	26,187	1,035	1,034
Actuarial gains/ (losses)	0	62	(1,518)
Total Other Comprehensive income / (loss)	26,187	1,097	(484)
Total Comprehensive income / (loss)	$ (3,215,331)	$ 81,111	$ 259,319